Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012
Allowance for doubtful accounts	$ 137	$ 59
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued	23,260,000	8,992,000
Common stock, shares outstanding	22,799,000	8,570,000
Treasury stock, shares	462,000	422,000
Redeemable Preferred Stock, Series A-1 [Member]
Redeemable preferred stock, par value	$ 0.001	$ 0.001
Redeemable preferred stock, shares authorized	0	1,441,000
Redeemable preferred stock, shares issued	0	1,015,000
Redeemable preferred stock, shares outstanding	0	1,015,000
Series A-2 Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	1,058,000
Preferred stock, shares issued	0	805,000
Preferred stock, shares outstanding	0	805,000
Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0